Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Land	$ 1,837	$ 1,837
Buildings and improvements	11,490	11,080
Leasehold improvements	1,208	1,053
Furniture, fixtures and equipment	4,031	3,462

	18,566	17,432
Accumulated depreciation and amortization	(4,998)	(3,856)

	$ 13,568	$ 13,576

Minimum Obligation under Non-cancelable Lease Agreement [Table Text Block]
2013	$1,007
2014	916
2015	725
2016	737
2017	663
Thereafter	3,912